Quarterly Results of Operations (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations

	Quarter Ended
2014	March 31	June 30	September 30	December 31
Revenue (1)	$628,890	$615,749	$608,625	$619,122
Income from operations (1)	328,700	315,060	310,811	292,707
Net income	82,896	67,771	68,620	17,220	(3)
Net income attributable to Intelsat S.A.	81,946	66,768	67,624	16,194	(3)
Net income attributable to common shareholders	81,946	56,851	67,624	16,194	(3)
Net income per share attributable to Intelsat S.A.:
Basic (2)	$0.77	$0.53	$0.63	$0.15
Diluted (2)	0.70	0.53	0.58	0.14

	Quarter Ended
2015	March 31	June 30	September 30	December 31
Revenue (1)	$602,306	$598,109	$580,847	$571,259
Income (loss) from operations (1)	292,762	290,842	284,999	(4,146,722)
Net income (loss)	55,665	61,236	78,967	(4,364,921	) (4)
Net income (loss) attributable to Intelsat S.A.	54,717	60,220	77,982	(4,365,906	) (4)
Net income (loss) attributable to common shareholders	54,717	50,301	77,982	(4,365,906	) (4)
Net income (loss) per share attributable to Intelsat S.A.:
Basic (2)	$0.51	$0.47	$0.73	$(40.61)
Diluted (2)	0.47	0.47	0.66	(40.61)